Revenue - Summary of Revenue by Delivery Location (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue	$ 912,643	$ 928,258	$ 809,120
Delivery Location [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue	912,643	928,258	809,120
India [member] | Delivery Location [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue	463,908	476,078	419,040
United States [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue	403,527	392,601	335,880
United States [member] | Delivery Location [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue	150,418	134,031	116,905
Philippines [member] | Delivery Location [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue	119,855	130,350	110,845
UK [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue	286,646	291,295	253,962
UK [member] | Delivery Location [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue	72,178	60,244	44,841
South Africa [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue	26,450	35,429	38,866
South Africa [member] | Delivery Location [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue	51,625	68,051	67,465
Sri Lanka [member] | Delivery Location [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue	15,748	13,766	13,011
Romania [member] | Delivery Location [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue	13,107	17,433	14,077
China [member] | Delivery Location [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue	12,740	12,399	11,739
Spain [member] | Delivery Location [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue	5,224	8,959	2,117
Poland [member] | Delivery Location [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue	4,816	3,649	6,135
Costa Rica [member] | Delivery Location [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue	$ 3,024	$ 3,298	$ 2,945